Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
CURRENT ASSETS:
Cash and cash equivalents	$ 87,126	$ 76,076
Short-term bank deposits	16,881	732
Marketable securities (Note 4)	9,913	14,138
Trade receivables (net of allowance for doubtful accounts of $ 3,852 and $ 2,992 at December 31, 2017 and 2018, respectively)	90,274	82,051
Other accounts receivable and prepaid expenses (Note 6)	7,029	8,643
Total current assets	211,223	181,640
LONG-TERM RECEIVABLES:
Severance pay fund	3,284	3,226
Deferred tax asset (Note 13)	1,858	2,990
Other long-term receivables	6,363	2,015
Total long-term receivables	11,505	8,231
PROPERTY AND EQUIPMENT, NET (Note 7)	3,072	3,468
INTANGIBLE ASSETS, NET (Note 8)	41,479	51,011
GOODWILL (Note 9)	95,006	98,189
Total assets	362,285	342,539
CURRENT LIABILITIES:
Short term debt (Note 10)	8,661	9,771
Trade payables	14,036	12,185
Accrued expenses and other accounts payable (Note 11)	24,458	27,789
Liabilities due to acquisition activities	910	3,906
Deferred revenues and customer advances	4,857	5,586
Total current liabilities	52,922	59,237
LONG TERM LIABILITIES:
Long term debt (Note 12)	19,388	27,814
Long term liabilities due to acquisition activities (Note 3)	94	581
Deferred tax liability (Note 13)	10,343	11,331
Accrued severance pay	3,934	4,174
Total noncurrent liabilities	33,759	43,900
COMMITMENTS AND CONTINGENCIES (Note 16)
REDEEMABLE NON-CONTROLLING INTEREST (Note 2)	27,235	25,839
EQUITY (Note 14):
Ordinary shares of NIS 0.1 par value - Authorized: 50,000,000 shares at December 31, 2017 and 2018; Issued and Outstanding: 44,488,578 and 48,861,038 shares at December 31, 2017 and 2018, respectively	1,159	1,040
Additional paid-in capital	218,400	183,445
Accumulated other comprehensive income (loss)	(6,125)	83
Retained earnings	30,522	25,713
Total equity attributable to Magic Software Enterprises shareholders	243,956	210,281
Non-controlling interests	4,413	3,282
Total equity	248,369	213,563
Total liabilities, redeemable non-controlling interest and equity	$ 362,285	$ 342,539